Condensed Financial Information of the Parent Company - Condensed Cash Flow Statement (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	¥ (198,149)	$ (30,367)	¥ (135,393)	¥ (61,856)
Net cash generated from (used in) investing activities	(93,941)	(14,398)	41,368	(113,357)
Net cash generated from financing activities	756,467	115,933	394,796	138,695
Net increase (decrease) in cash and cash equivalents	442,250	67,778	300,168	(36,518)
Cash and cash equivalents at the beginning of year	312,058	47,825	11,890	48,408
Cash and cash equivalents at the end of year	754,308	115,603	312,058	¥ 11,890
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	(13,309)	(2,040)	(5,499)
Net cash generated from (used in) investing activities	(312,649)	(47,916)	(197,739)
Net cash generated from financing activities	792,775	121,498	439,501
Effect of exchange rate on cash and cash equivalents	(19,515)	(2,991)
Net increase (decrease) in cash and cash equivalents	447,302	68,551	236,263
Cash and cash equivalents at the beginning of year	236,263	36,210
Cash and cash equivalents at the end of year	¥ 683,565	$ 104,761	¥ 236,263